Intangible assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Intangible assets, beginning balance	$ 10,624
Intangible assets, ending balance	8,940		$ 10,624
Amortization of property, plant and equipment	434		461		$ 406
Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	705
Intangible assets, ending balance	798		705
Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	890
Intangible assets, ending balance	695		890
Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	4,954
Intangible assets, ending balance	4,239		4,954
Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	419
Intangible assets, ending balance	358		419
Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	2,850
Intangible assets, ending balance	3,656		2,850
Gross carrying amount [member]
Statement [Line Items]
Intangible assets, beginning balance	38,819		36,052
Intangible assets, ending balance	38,177		38,819		36,052
Effect of movements in exchange rates	(912)		2,471
Effect of movements in exchange rates	(30)		77
Additions	270		296
Gross carrying amount [member] | Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	781		446
Intangible assets, ending balance	1,031		781		446
Effect of movements in exchange rates	(20)		39
Additions	270		296
Gross carrying amount [member] | Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	1,256		1,176
Intangible assets, ending balance	1,227		1,256		1,176
Effect of movements in exchange rates	(29)		80
Gross carrying amount [member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	25,996		24,334
Intangible assets, ending balance	25,386		25,996		24,334
Effect of movements in exchange rates	(610)		1,662
Gross carrying amount [member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	4,860			$ 4,549
Intangible assets, ending balance		$ 4,746	4,860
Effect of movements in exchange rates	(114)		311
Gross carrying amount [member] | Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	5,926		5,547
Intangible assets, ending balance	5,787		5,926		5,547
Effect of movements in exchange rates	(139)		379
Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Effect of movements in exchange rates	(13)		26
Amortization of property, plant and equipment	434		461
Accumulated Amortization And Impairment Losses [Member] | Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	76		0
Intangible assets, ending balance	233		76		0
Effect of movements in exchange rates	(3)		2
Amortization of property, plant and equipment	160		74
Accumulated Amortization And Impairment Losses [Member] | Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	366		175
Intangible assets, ending balance	532		366		175
Effect of movements in exchange rates	(12)		19
Amortization of property, plant and equipment	178		172
Accumulated Amortization And Impairment Losses [Member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	21,042		19,123
Intangible assets, ending balance	21,147		21,042		19,123
Effect of movements in exchange rates	(506)		1,330
Amortization of property, plant and equipment	611		589
Accumulated Amortization And Impairment Losses [Member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	4,441		4,107
Intangible assets, ending balance	4,388		4,441		4,107
Effect of movements in exchange rates	(105)		284
Amortization of property, plant and equipment	52		50
Accumulated Amortization And Impairment Losses [Member] | Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	2,270		1,435
Intangible assets, ending balance	2,937		2,270		1,435
Effect of movements in exchange rates	(68)		126
Amortization of property, plant and equipment	735		709
Accumulated Amortization [Member]
Statement [Line Items]
Intangible assets, beginning balance	28,195		24,840
Intangible assets, ending balance	29,237		28,195		$ 24,840
Effect of movements in exchange rates	(694)		1,761
Amortization of property, plant and equipment	$ 1,736		$ 1,594